CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 350,365	$ 105,664	$ 34,189
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	15,328	13,982	20,950
Stock-based compensation	48,037	36,902	26,399
Provision (reversal) for allowance for doubtful accounts	5,478	7,787	(368)
Deferred income tax benefits	(1,503)	(4,630)	(977)
(Income) Loss from equity method investments	(1,030)	130	6
Dividend received from equity method investments	267
Gain on sale of investments	(14)	(328)	(608)
Investment related impairment	4,747	40,161	8,005
(Gain) Loss on disposal of property and equipment	(85)	191	184
Amortization of convertible debt issuance cost	690
Changes in assets and liabilities, net of acquisition:
Prepaid expenses and other current assets	(28,050)	(19,527)	470
Other assets	(649)	1,134	713
Accounts payable	84,444	8,915	16,099
Accrued and other liabilities	88,474	68,102	46,271
Deferred revenues	31,967	9,492	17,753
Net cash provided by operating activities	539,151	236,244	181,971
Cash flows from investing activities:
Purchases of short-term investments	(1,439,558)	(314,363)	(149,374)
Maturities of short-term investments	696,245	373,805	216,615
Investment and prepayment in long-term investments	(54,640)	(155,122)	(268,758)
Proceeds from disposal/refund of long-term investments	2,458	12,188	6,090
Proceeds from disposal of property and equipment	107
Purchases of property and equipment	(20,454)	(13,253)	(10,858)
Cash paid for business acquisition, net of cash acquired	(2,298)		(22,025)
Net cash used in investing activities	(815,422)	(96,745)	(228,310)
Cash flows from financing activities:
Proceeds from employee options exercised	2,285	4,183	7,822
Proceeds from convertible notes, net of debt issuance costs	879,293
Payments to non-controlling shareholders		(1,148)
Net cash provided by financing activities	883,578	3,035	4,959
Effect of exchange rate changes on cash and cash equivalents	28,880	(15,208)	(6,045)
Net increase (decrease) in cash and cash equivalents	636,187	127,326	(47,425)
Cash and cash equivalents at the beginning of the year	364,766	237,440	284,865
Cash and cash equivalents at the end of the year	1,000,953	364,766	237,440
Supplemental disclosure of cash flow information
Cash paid for income tax	(8,168)	(3,386)	(311)
Supplemental schedule of non-cash investing and financing activities
Property and equipment in accounts payable	3,667	2,158	2,532
Uncollected proceeds from sale of subsidiary's shares to non-controlling shareholders		561
Third parties
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from third parties	(41,395)	(33,109)	4,988
Alibaba
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from Alibaba	(18,539)	29,759	10,673
Other related parties
Changes in assets and liabilities, net of acquisition:
Accounts receivable due from other related parties	410	2,372	(15,313)
SINA
Changes in assets and liabilities, net of acquisition:
Amount due to (from) SINA	209	$ (30,753)	12,537
Cash flows from investing activities:
Loan to SINA	(59,534)
Repayment of loan by SINA	62,252
Cash flows from financing activities:
Loan from SINA	62,000
Repayment of loan from SINA	(60,000)		$ (2,863)
Supplemental disclosure of cash flow information
Cash paid for interest expenses on matching loan from SINA	$ (1,537)